Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Summary of Reconciliation of Net Assets and Increase in Net Assets

The following tables reconcile net assets available for Plan benefits per the audited financial statements to net assets per the Form 5500, and the increase in net assets available for benefits per the audited financial statements to net income or loss per the Plan’s Form 5500, as of and for the years ended December 31, 2025 and 2024.

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$687,843,962	$607,940,075
Loans deemed distributed	(365,892)	(291,909)
Net assets per Form 5500	$687,478,070	$607,648,166

	Year Ended December 31,
	2025	2024
Total increase in net assets available for benefits per the financial statements	$79,903,887	$65,032,148
Change in loans deemed distributed	(73,983)	68,698
Net income per Form 5500	$79,829,904	$65,100,846